Schedule 1 - Schedule of Condensed Statements of Operations (Details) - Parent Company [Member] - Reportable Legal Entities [Member]
¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands
	12 Months Ended
	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares
Schedule of Condensed Statements of Operations [Line Items]
Equity in (loss) income of subsidiaries and VIEs	¥ 60,237	$ 8,253	¥ (184,091)	¥ (540,947)
Operating costs and expenses	(33,909)	(4,646)	25,212	(54,329)
Provision for contract assets and receivables
Interest income	23,656	3,241	18,689	535
Net income (loss)	¥ 49,984	$ 6,848	¥ (140,190)	¥ (594,741)
Earnings (loss) per share
Basic (in Dollars per share and Yuan Renminbi per share) | (per share)	¥ 0.21	$ 0.03	¥ (0.6)	¥ (2.55)
Diluted (in Dollars per share and Yuan Renminbi per share) | (per share)	¥ 0.21	$ 0.03	¥ (0.6)	¥ (2.55)
Weighted Average Shares Outstanding
Basic (in Shares)	235,499,660	235,499,660	235,499,660	233,237,695
Diluted (in Shares)	235,904,267	235,904,267	235,499,660	233,237,695
ADS [Member]
Earnings (loss) per share
Basic (in Dollars per share and Yuan Renminbi per share) | (per share)	¥ 4.24	$ 0.58	¥ (11.91)	¥ (51)
Diluted (in Dollars per share and Yuan Renminbi per share) | (per share)	¥ 4.24	$ 0.58	¥ (11.91)	¥ (51)